Consolidated Balance Sheets		Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Current assets:
Cash and cash equivalents		$ 5,290,928	$ 1,269,472
Restricted cash		14,020,120	7,816,206
Loans to customers, net		897,956	1,571,770
Loans to customers – related parties, net			26,900
Receivables from:
Customers, net			1,458
Broker-dealers and clearing organizations, net		5,991,880	1,002,775
Prepaid expenses and refundable deposits, net		62,393	94,112
Total current assets		26,267,605	11,782,693
Non-current assets:
Property and equipment, net		3,670	3,610
Intangible assets, net		70,843	96,549
Right-of-use assets, net		38,001	126,265
Investment in non-marketable equity security, net
Deferred offering costs		732,266	114,071
Refundable deposits		113,550	269,499
Prepayment for acquisition of intangible assets		165,500
Deferred tax assets		44,858	205,285
Total non-current assets		1,168,688	815,279
TOTAL ASSETS		27,436,293	12,597,972
Current liabilities:
Payable to customers		20,346,901	7,763,450
Payable to customers – related parties		36,361	2,554
Accrued expenses and other payables		21,736	42,721
Contract liabilities			192,103
Lease liabilities – current		35,569	92,458
Total current liabilities		20,440,567	8,093,286
Non-current liabilities:
Lease liabilities – non-current			35,758
Deferred tax liabilities		4,963	9,169
Total non-current liabilities		4,963	44,927
TOTAL LIABILITIES		20,445,530	8,138,213
COMMITMENTS AND CONTINGENCIES (Note 16)
Mezzanine equity
Redeemable ordinary shares (US$0.001 par value per share; 1,980,000 and nil shares issued and outstanding as of June 30, 2025 and 2024, respectively)		1,160,592
Shareholders’ equity
Ordinary shares US$0.001 par value per share; 50,000,000 shares authorized; 16,020,000 shares issued and outstanding as of June 30, 2025 and 2024*	[1]	16,020	16,020
Additional paid-in capital		7,202,128	7,241,687
Subscription receivables		(16,020)	(16,020)
Accumulated losses		(1,337,660)	(2,770,062)
Accumulated other comprehensive loss		(34,297)	(11,866)
Total shareholders’ equity		5,830,171	4,459,759
TOTAL LIABILITIES, MEZZANINE AND SHAREHOLDERS’ EQUITY		27,436,293	12,597,972
Related Party
Receivables from:
Amounts due from related parties		$ 4,328

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 13).